Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2017
Basis of preparation of the consolidated financial statements
Basis of preparation of the consolidated financial statements

2Basis of preparation of the consolidated financial statements

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared under the historical costs convention, modified for some financial assets and financial liabilities (including derivative instruments) measured at fair value through profit or loss (where applicable).

Changes resulting from new arrangements of the Company include the effects of the Energy Assets which were transferred to NEXA on June 30, 2017. The transfer of the Energy Assets is described in Note 1 (ii) and (vii), to these financial statements. As consequence of these arrangements the Company applied the common control concept retroactively as mentioned in Note 2.1 (b). NEXA has recognized the Energy Assets for all the years presented in these consolidated financial statements.

2.1Principles of consolidation and equity accounting

The following accounting policies are applied to the preparation of the consolidated financial statements.

(a)Subsidiaries

Subsidiaries include all entities over which NEXA has direct or indirect control. NEXA controls an entity when it is exposed to, or has the right to, variable returns from its involvement with the entity and the Company has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company, except when the predecessor basis of accounting is applied. Subsidiaries are deconsolidated from the date on which that control ceases.

Transactions, balances and unrealized gains and losses between Group companies are eliminated.

The accounting policies of subsidiaries are adjusted where necessary to ensure consistency with the policies adopted by the Company.

Main companies included in the consolidated financial statements:

	Percentage of capital
	2017	2016	Headquarters	Control	Activities
Campos Novos Energia S.A. - “Enercan”	20.98	20.98	Brazil	Indirect	Energy
Capim Branco Energia	12.63	12.63	Brazil	Indirect	Energy
Cia . Minera Gaico S.A.	93.40	93.40	Peru	Indirect	Holding and others
Cia. Magistral S.A.C	100.00	—	Peru	Indirect	Holding and others
Cia. Minera Dona Isabel Ltda.	100.00	100.00	Peru	Indirect	Holding and others
Cia. Minera Shalipayco S.A.C	75.00	75.00	Peru	Indirect	Holding and others
Nexa Resources Atacocha S.A.A. - “NEXA ATACOCHA” (formely Compañia Minera Atacocha S.A.A.)	66.62	66.62	Peru	Indirect	Mining
Nexa Resources Perú S.A.A. - “NEXA PERU” (formely Compañia Minera Milpo S.A.A - “Milpo”)	80.23	80.23	Peru	Indirect	Mining
Consórcio UHE Igarapava	23.93	23.93	Brazil	Indirect	Energy
InPac Holding Limited	100.00	100.00	British Virgin Islands	Indirect	Holding and others
Inversiones Garza Azul S.A.C	100.00	100.00	Peru	Indirect	Holding and others
L.D.O.S.P.E. Empreendimentos e Participações Ltda.	100.00	—	Brazil	Indirect	Energy
L.D.Q.S.P.E. Empreendimentos e Participações Ltda.	100.00	—	Brazil	Indirect	Energy
L.D.R.S.P.E. Empreendimentos e Participações Ltda.	100.00	—	Brazil	Indirect	Energy
Nexa Resources El Porvenir S.A.C. (formely Milpo Andina Peru S.A.C.)	99.99	99.99	Peru	Indirect	Mining
Nexa Resources UK Ltd. - “NEXA UK” (formely Milpo UK Limited)	100.00	100.00	United Kingdom	Indirect	Mining
Minera Bongará S.A.	61.00	61.00	Peru	Indirect	Holding and others
Minera Cerro Colorado S.A.C	99.99	99.00	Peru	Indirect	Holding and others
Minera Chambará S.A.C	15.00	15.00	Peru	Indirect	Holding and others
Minera Pampa de Cobre S.A.C	99.99	99.00	Peru	Indirect	Mining
Minera Rayrock Ltda.	—	84.08	Chile	Indirect	Holding and others
Mineração Dardanelos Ltda.	70.00	70.00	Brazil	Indirect	Holding and others
Mineração Santa Maria Ltda.	99.99	99.99	Brazil	Indirect	Holding and others
Otavi Mining Investments (Pty) Ltd.	100.00	100.00	Namibia	Indirect	Holding and others
Otjitombo Mining Proprietary Ltd.	100.00	100.00	Namibia	Indirect	Holding and others
Pollarix S.A.	33.33	33.33	Brazil	Indirect	Holding and others
Rayrock Antofagasta S.A.C	99.99	100.00	Chile	Indirect	Holding and others
SMRL CMA nº 54	100.00	100.00	Peru	Indirect	Holding and others
SMRL Ltda. Pepita 1	57.50	57.50	Peru	Indirect	Holding and others
Votorantim Andina S.A. - “VASA”	99.99	99.99	Chile	Indirect	Holding and others
Votorantim GmbH	100.00	100.00	Austria	Direct	Holding and others
Votorantim Investimentos Latino-Americanos S.A. - “VILA”	100.00	100.00	Brazil	Indirect	Holding and others
Votorantim Metais Argentina S.A.	—	90.00	Argentina	Indirect	Holding and others
Votorantim Metais Bolívia S.R.L.	—	76.61	Bolivia	Indirect	Holding and others
Nexa Resources Cajamarquilla S.A. - “NEXA CJM” (formely Votorantim Metais Cajamarquilla S.A. - “CJM”)	99.99	99.99	Peru	Direct	Smelting
Nexa Recursos Minerais S.A. - “NEXA BR” (formely Votorantim Metais Zinco S.A. - “VMZ”)	100.00	100.00	Brazil	Direct	Mining / Smelting
Votorantim Metals Cananda Inc.	100.00	100.00	Canada	Indirect	Holding and others
Votorantim Metals Namibia Ltd.	100.00	100.00	Namibia	Indirect	Holding and others
Votorantim US. Inc.	100.00	100.00	United States	Direct	Holding and others

(b)Business combinations

The acquisition method of accounting is used for transactions classified as business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities assumed and the equity instruments issued. The consideration transferred includes the fair value of assets or liabilities resulting from a contingent consideration arrangement, when applicable. Acquisition-related costs are expensed as they are incurred. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the fair value of the acquiree’s identifiable net assets. The non-controlling interests to be recognized are determined upon each acquisition.

The excess of the consideration transferred, amount of any non-controlling interest in the acquired entity, and the acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the subsidiary acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Business combinations does not consider common control transactions.

(c)Foreign currency translation

(i)Functional and presentation currency

Items included in the consolidated financial statements of each of NEXA’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in US Dollars (“US$”), which is NEXA’s functional and reporting currency.

(ii)Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are recognized in profit or loss. They are deferred in other comprehensive income if they relate to qualifying cash flow hedges.

Foreign exchange gains and losses that relate to cash and cash equivalents and borrowing are presented in the income statement, within finance income or expenses.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as available-for-sale financial assets are recognized in other comprehensive income.

(iii)Group companies

The results and financial position of all of the Company’s entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the reporting currency are translated into the presentation currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•

Income and expenses for each income statement, are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rates in force on the dates of the transactions); and

•	All resulting exchange differences are recognized in other comprehensive income.

(d)Transactions with non-controlling interests

The Company treats transactions with non-controlling interests that do not result in a loss of control as transactions with the equity owners of the Company. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiaries. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to the owners.

2.2Revision of the Financial Statements

These financial statements are considered revised and restated, as the Company identified adjustments in its Consolidated Financial Statements for the years ended December 31, 2016 and 2015, previously publicly available.

The consolidated financial statements of NEXA and its subsidiaries for the year ended December 31, 2017 were authorized to be issued in accordance with a resolution of the Board of Directors on April 30,2018.

2.2.1 Intercompany Elimination

The revised information presented correct an error related to the intercompany elimination transaction on the sale of products between NEXA PERU and NEXA CJM. These sales were previously recorded considering the Gross Revenue amount recognized in NEXA PERU, which did not consider the taxes on sales. The corrections entries were made to remove the effects of intercompany transactions in the Consolidated Financial Statements related to the taxes on sales for the period ended December 31, 2016 and December 31, 2015.

The revision has no impact in the balance sheet, statement of comprehensive income, statement of changes in equity, net income and statements of cash flows.

The Company concluded that the adjustments, analyzed individually and in aggregate, in qualitative and quantitative terms, are not significant and material.

Therefore, the original, previously issued consolidated financial statements, and revised amounts are presented below:

a) Income Statement

	(Original) 2016	Adjustment	(Revised) 2016

Net revenue from products sold	1,912,813	52,028	1,964,841
Cost of products sold	(1,387,073)	(52,028)	(1,439,101)

Gross profit	525,740	—	525,740

	(Original) 2015	Adjustment	(Revised) 2015

Net revenue from products sold	1,824,840	40,343	1,865,183
Cost of products sold	(1,422,947)	(40,343)	(1,463,290)

Gross profit	401,893	—	401,893

b) Composition of net revenue

	(Original) 2016	Adjustment	(Revised) 2016

Gross Revenue	2,193,867	—	2,193,867
Taxes on sales and returns	(281,054)	52,028	(229,026)

Net revenue from products sold	1,912,813	52,028	1,964,841

	(Original) 2015	Adjustment	(Revised) 2015

Gross Revenue	2,072,439	—	2,072,439
Taxes on sales and returns	(247,599)	40,343	(207,256)

Net revenue from products sold	1,824,840	40,343	1,865,183

c) Revenue by destination

	(Original) 2016	Adjustment	(Revised) 2016

Peru	521,856	52,028	573,884
Brazil	560,878	—	560,878
United States	156,634	—	156,634
Luxembourg	100,631	—	100,631
Korea	66,887	—	66,887
Switzerland	59,873	—	59,873
Chile	67,546	—	67,546
Singapore	42,666	—	42,666
Germany	42,560	—	42,560
Colombia	39,137	—	39,137
Japan	36,005	—	36,005
Austria	22,982	—	22,982
Turkey	19,498	—	19,498
China	12,838	—	12,838
Italy	3,608	—	3,608
Other	159,214	—	159,214

	1,912,813	52,028	1,964,841

	(Original) 2015	Adjustment	(Revised) 2015

Peru	544,107	40,343	584,450
Brazil	534,141	—	534,141
United States	99,884	—	99,884
Luxembourg	98,159	—	98,159
Korea	51,181	—	51,181
Switzerland	135,450	—	135,450
Chile	52,865	—	52,865
Singapore	72,514	—	72,514
Germany	22,348	—	22,348
Colombia	42,007	—	42,007
Japan	32,994	—	32,994
Austria	18,731	—	18,731
Turkey	23,265	—	23,265
China	639	—	639
Italy	1,399	—	1,399
Other	95,156	—	95,156

	1,824,840	40,343	1,865,183

d) Revenue by currency

	(Original) 2016	Adjustment	(Revised) 2016

U.S. Dollar	1,362,964	52,028	1,414,992
Real	547,537	—	547,537
Other	2,312	—	2,312

	1,912,813	52,028	1,964,841

	(Original) 2015	Adjustment	(Revised) 2015

U.S. Dollar	1,294,535	40,343	1,334,878
Real	529,218	—	529,218.0
Other	1,087	—	1,087

	1,824,840	40,343	1,865,183

e) Expenses by nature

	(Original) 2016	Adjustment	(Revised) 2016

Raw materials and consumables used	904,881	52,028	956,909
Employee benefit expenses	233,755	—	233,755
Depreciation and amortization	275,034	—	275,034
Freight costs	68,962	—	68,962
Services, miscellaneous	89,426	—	89,426
Other Expenses	32,967	—	32,967

	1,605,025	52,028	1,657,053

Reconciliation
Cost of products sold	1,387,073	52,028	1,439,101
Selling expenses	90,647	—	90,647
General and administrative expenses	127,305	—	127,305

	1,605,025	52,028	1,657,053

	(Original) 2015	Adjustment	(Revised) 2015

Raw materials and consumables used	940,190	40,343	980,533
Employee benefit expenses	202,876	—	202,876
Depreciation and amortization	295,258	—	295,258
Freight costs	73,871	—	73,871
Services, miscellaneous	77,772	—	77,772
Other Expenses	23,838	—	23,838

	1,613,805	40,343	1,654,148

Reconciliation
Cost of products sold	1,422,947	40,343	1,463,290
Selling expenses	84,559	—	84,559
General and administrative expenses	106,299	—	106,299

	1,613,805	40,343	1,654,148

f) Information by business segment and geographic area — intersegment

	Original - 2016
	Mining	Smelting	Elimination	Adjustment	Total
Revenue from products sold - third parties	417,159	1,491,988	—	3,666	1,912,813
Intersegment revenues	490,266	—	(490,266)	—	—

Total revenue	907,425	1,491,988	(490,266)	3,666	1,912,813

Cost of products sold	(513,135)	(1,260,519)	490,266	(103,685)	(1,387,073)

Gross Profit	394,290	231,469	—	(100,019)	525,740

	Revised - 2016
	Mining	Smelting	Elimination	Adjustment	Total
Revenue from products sold - third parties	469,187	1,491,988	—	3,666	1,964,841
Intersegment revenues	438,238	—	(438,238)	—	—
Total revenue	907,425	1,491,988	(438,238)	3,666	1,964,841

Cost of products sold	(513,135)	(1,260,519)	438,238	(103,685)	(1,439,101)
Gross Profit	394,290	231,469	—	(100,019)	525,740

	Original - 2015
	Mining	Smelting	Elimination	Adjustment	Total
Revenue from products sold - third parties	380,320	1,421,307	—	23,213	1,824,840
Intersegment revenues	390,384	—	(390,384)	—	—
Total revenue	770,704	1,421,307	(390,384)	23,213	1,824,840

Cost of products sold	(532,097)	(1,170,545)	390,384	(110,689)	(1,422,947)
Gross Profit	238,607	250,762	—	(87,476)	401,893

	Revised - 2015
	Mining	Smelting	Elimination	Adjustment	Total
Revenue from products sold - third parties	420,663	1,421,307	—	23,213	1,865,183
Intersegment revenues	350,041	—	(350,041)	—	—

Total revenue	770,704	1,421,307	(350,041)	23,213	1,865,183

Cost of products sold	(532,097)	(1,170,545)	350,041	(110,689)	(1,463,290)

Gross Profit	238,607	250,762	—	(87,476)	401,893

g) Information by business segment and geographic area - revenue by geographic area

	Original - 2016
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	714,946	(473,006)	241,940
Peru	1,178,354	(896,940)	281,414
Holding	19,513	(17,127)	2,386

Total	1,912,813	(1,387,073)	525,740

	Revised - 2016
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	714,946	(473,006)	241,940
Peru	1,230,382	(948,967)	281,415
Holding	19,513	(17,128)	2,385

Total	1,964,841	(1,439,101)	525,740

	Original - 2015
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	665,573	(460,284)	205,289
Peru	1,159,264	(962,663)	196,601
Holding	3	—	3

Total	1,824,840	(1,422,947)	401,893

	Revised - 2015
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	665,573	(460,284)	205,289
Peru	1,199,607	(1,003,006)	196,601
Holding	3	—	3

Total	1,865,183	(1,463,290)	401,893

2.2.2 Earnings per share (restated)

The restated information presented correct an error to the profit used in the numerator for the earnings per share calculation. The calculation was adjusted to use Profit (loss) attributable to owners of the parent in the numerator for the years ended December 31, 2016 and 2015, as required under IAS 33 – “Earnings per share”.

The restated information has no impact in the balance sheet, statement of comprehensive income, statement of changes in equity, net income and statements of cash flows.

The previously issued and revised calculation related to earnings per share are presented below:

	(Original)		(Restated)
	2016	Adjustment	2016
Earnings per share in US Dollars	1.37	(0.22)	1.15

	(Original)		(Restated)
	2015	Adjustment	2015
Earnings per share in US Dollars	(74.60)	5.52	(69.08)

The presentation and disclosure of earnings per share attributable to owners of the parent is now presented in Income Statement as well as note 24 (f).